Sales of Equity Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Sales of Equity Securities

3. Sales of Equity Securities

In May 2015, the SEC declared effective a shelf registration statement filed by the Company, which expired on May 21, 2018. The shelf registration statement allowed the Company to issue any combination of its common stock, preferred stock, debt securities and warrants from time to time for an aggregate initial offering price of up to $50 million, subject to certain limitations for so long as the Company’s public float was less than $75 million. Pursuant to an exclusive placement agent agreement dated March 28, 2017 between the Company and Roth Capital Partners, LLC as lead placement agent, and WestPark Capital and Chardan Capital as co-placement agents, a securities purchase agreement for an offering of 144,000 shares of the Company’s common stock was effected under this registration statement at a per share price of $64.50, which closed on March 31, 2017. In a concurrent private placement, the Company sold unregistered warrants to purchase up to an aggregate of 72,000 shares of the Company’s common stock that closed concurrently with the March 2017 offering of common stock sold pursuant the shelf registration statement, of which none have been subsequently exercised. The warrants sold in this offering have a per share exercise price of $75.00, expire on October 1, 2022, and had an aggregate estimated fair value of approximately $2.8 million. At the closing of these sales on March 31, 2017, the Company received approximately $8.6 million of net cash proceeds after deducting $0.7 million of costs directly associated with the offering that were recorded as an offset to additional paid-in capital under applicable accounting guidance. Pursuant to an exclusive placement agent agreement dated December 5, 2017 between the Company and Dawson James Securities, Inc. as lead placement agent, and WestPark Capital as co-placement agent, a securities purchase agreement for a registered direct offering of 164,166 shares of the Company’s common stock was effected under this registration statement at a per share price of $20.40. The placement agent was issued a warrant to purchase 8,208 shares of common stock at an exercise price of $25.50 per share with an estimated grant date fair value of approximately $0.1 million, which expires on December 5, 2022. The closing of the sale of these securities occurred on December 8, 2017, when the Company received approximately $2.9 million of net cash proceeds after deducting $0.4 million of costs directly associated with the offering that were recorded as an offset to additional paid-in capital under applicable accounting guidance.

Pursuant to an exclusive placement agent agreement dated March 28, 2017 between the Company and Roth Capital Partners, LLC as lead placement agent, and WestPark Capital and Chardan Capital as co-placement agents, a securities purchase agreement for a second offering of 144,000 shares of the Company’s common stock was effected under this registration statement at per share price of $64.50, which closed on March 31, 2017. In a concurrent private placement, the Company sold unregistered warrants to purchase up to an aggregate of 72,000 shares of the Company’s common stock that closed concurrently with the March 2017 offering of common stock sold pursuant the shelf registration statement. All warrants sold in this offering have a per share exercise price of $75.00, are exercisable beginning on the six-month anniversary of the date of issuance and expire five years from the date first exercisable. The estimated grant date fair value of these warrants of approximately $2.8 million was recorded as an offset to additional paid-in capital upon the closing of this offering (see Note 4). At the closing of these sales on March 31, 2017, the Company received, after deducting $0.7 million of costs directly associated with the offering that were recorded as an offset to additional paid-in capital under applicable accounting guidance, approximately $8.6 million of net cash proceeds.  The specific terms of additional future offerings, if any, under this shelf registration statement would be established at the time of such offerings.

Pursuant to a common stock and warrant purchase agreement dated August 9, 2017 between the Company and Ally Bridge, an offering of 48,888 shares of the Company’s common stock and a warrant to purchase up to an aggregate of 47,821 shares of common stock was effected at a combined offering price of $45.00 per unit for total gross proceeds to the Company of $2.2 million. The warrant sold in this offering has an exercise price of $45.00 per share, an estimated grant date fair value of approximately $1.5 million, and expires five years from the date of issuance. Subsequent to the closing of this offering, no additional cash proceeds have been received from the exercise of the warrant sold in this offering. As such, the total increase in capital from the sale of the common stock and warrant has been approximately $2.0 million after deducting $0.2 million of associated costs incurred, which were offset against these proceeds under applicable accounting guidance.

On January 30, 2018, the Company received net cash proceeds of approximately $13.3 million from the closing of a follow-on public offering of 1,095,153 shares of its common stock and warrants to purchase up to an aggregate of 1,095,153 shares of its common stock at a combined offering price of $13.50 per unit, with $1.4 million of costs directly associated with the offering recorded as an offset to additional paid-in capital under applicable accounting guidance. The warrants sold in this offering have an exercise price of $4.53 per share, which is subject to down round adjustment, an aggregate estimated grant date fair value of $9.7 million (see Note 4) and expire five years from the date of issuance. Subsequent to the closing of this offering, no additional cash proceeds have been received from the exercise of warrants sold in this offering.

On August 13, 2018, the Company received net cash proceeds of approximately $10.2 million from closing a rights offering pursuant to its effective registration statement on Form S-1, selling an aggregate of 11,587 units consisting of an aggregate of 11,587 shares of Series A Preferred Stock and 2,549,140 warrants. The warrants are exercisable for one share of our common stock at an exercise price of $4.53 per share, an aggregate estimated grant date fair value of $8.4 million (see Note 4) and expire five years from the date of issuance. The Series A Preferred Stock is convertible to the Company’s common stock at a conversion price of $4.53, includes a right to participate in subsequent right offerings and has a right to participate in stock dividends and splits, if any. Subsequent to the closing of this offering, no additional cash proceeds have been received from the exercise of warrants sold in this offering.

On September 20, 2018, the Company completed an offering of 642,438 shares of the Company’s common stock and pre-funded warrants to purchase up to an aggregate of 120,000 shares of its common stock. The shares were sold at a purchase price of $3.285 per share and the pre-funded warrants were sold at a purchase price of $3.275 per pre-funded warrant which represents the per share purchase price for the shares less the $0.01 per share exercise price for each such pre-funded warrant.  The net proceeds to the Company from this offering were approximately $2.2 million, after deducting expenses related to the offering including dealer-manager fees and expenses, and excluding any proceeds received upon exercise of any warrants. In addition, in a concurrent private placement, the Company issued to purchasers a warrant to purchase one share of the Company’s common stock for each share and pre-funded warrant purchased for cash in the offering.  All warrants issued in this offering have an exercise price of $3.16 per share, are exercisable upon the six-month anniversary of issuance and expire five years from such date.

4. Sales of Equity Securities

On December 21, 2015, the Company entered into a common stock purchase agreement with Aspire Capital Fund, LLC, or Aspire Capital, which committed to purchase up to an aggregate of $15.0 million of shares of the Company’s common stock over the 30-month term of the common stock purchase agreement. On November 4, 2016, the Company voluntarily terminated this common stock purchase agreement. Upon execution of the common stock purchase agreement, the Company sold to Aspire Capital 6,944 shares of common stock at $144.00 per share for proceeds of $1,000,000, and concurrently also entered into a registration rights agreement with Aspire Capital, pursuant to which the Company filed a registration statement registering the sale of the shares of the Company’s common stock that were issued to Aspire Capital under the common stock purchase agreement. In consideration for entering into, and concurrently with the execution of, the common stock purchase agreement, the Company issued to Aspire Capital 1,833 shares of its common stock. The proceeds received by the Company under the common stock purchase agreement were used for working capital and general corporate purposes. During the year ended December 31, 2016, the Company submitted purchase notices to Aspire Capital for an aggregate of 5,771 shares of common stock for gross proceeds of approximately $544,000. Costs associated with this offering of approximately $42,000 and $79,000 during the years ended December 31, 2015 and 2016, respectively, were also recorded as an offset to additional paid-in capital under applicable accounting guidance, and as such, the total net increase in capital related to these transactions was approximately $1.4 million.

In May 2015, the SEC declared effective a shelf registration statement filed by the Company, which expires in May 2018. The shelf registration statement allows the Company to issue any combination of its common stock, preferred stock, debt securities and warrants from time to time for an aggregate initial offering price of up to $50 million, subject to certain limitations for so long as the Company’s public float is less than $75 million. Pursuant to an exclusive placement agent agreement dated April 25, 2016 between the Company and H.C. Wainwright & Co., LLC, and a securities purchase agreement dated April 29, 2016 between the Company and the purchasers signatory thereto, a public offering of 55,406 shares of the Company’s common stock and warrants to purchase up to an aggregate of 38,784 shares of common stock was effected under this registration statement at a combined offering price of $90.00. All warrants sold in this offering have a per share exercise price of $117.00, are exercisable immediately and expire five years from the date of issuance. The estimated grant date fair value of these warrants of approximately $2.0 million was recorded as an offset to additional paid-in capital upon the closing of this offering (see Note 5). The closing of the sale of these securities to the purchasers occurred on May 4, 2016, pursuant to which the Company received, after deducting $0.7 million of costs directly associated with the offering that were recorded as an offset to additional paid-in capital under applicable accounting guidance, approximately $4.3 million of net cash proceeds. Subsequent to the closing of this offering on May 4, 2016, no warrants sold in this offering have been exercised, with approximately $4.5 million in gross warrant proceeds remaining outstanding and available to be exercised at $117.00 per share until their expiration in May 2021. Pursuant to an exclusive placement agent agreement dated March 28, 2017 between the Company and Roth Capital Partners, LLC as lead placement agent, and WestPark Capital and Chardan Capital as co-placement agents, a securities purchase agreement for a second offering of 144,000 shares of the Company’s common stock was effected under this registration statement at a per share price of $64.50, which closed on March 31, 2017. In a concurrent private placement, the Company sold unregistered warrants to purchase up to an aggregate of 72,000 shares of the Company’s common stock that closed concurrently with the March 2017 offering of common stock sold pursuant the shelf registration statement, of which none have been subsequently exercised. All warrants sold in this offering have a per share exercise price of $75.00 and expire on October 1, 2022. The estimated grant date fair value of these warrants of approximately $2.8 million was recorded as an offset to additional paid-in capital upon the closing of this offering (see Note 5). At the closing of these sales on March 31, 2017, the Company received, after deducting $0.7 million of costs directly associated with the offering that were recorded as an offset to additional paid-in capital under applicable accounting guidance, approximately $8.6 million of net cash proceeds. Pursuant to an exclusive placement agent agreement dated December 5, 2017 between the Company and Dawson James Securities, Inc. as lead placement agent, and WestPark Capital as co-placement agent, a securities purchase agreement for a registered direct offering of 164,166 shares of the Company’s common stock was effected under this registration statement at a per share price of $20.40. The placement agent was issued a warrant to purchase 8,208 shares of common stock at an exercise price of $25.50 per share, which is first exercisable on June 5, 2018 and expires on December 5, 2022. The estimated grant date fair value of this warrant of approximately $0.1 million was recorded as an offset to additional paid-in capital upon the closing of this offering (see Note 5). The closing of the sale of these securities occurred on December 8, 2017, when the Company received approximately $2.9 million of net cash proceeds. The specific terms of additional future offerings, if any, under this shelf registration statement would be established at the time of such offerings.

Pursuant to a common stock and warrant purchase agreement dated August 9, 2017 between the Company and Ally Bridge LB Healthcare Master Fund Limited, or Ally Bridge, an offering of 48,888 shares of the Company’s common stock and warrants to purchase up to an aggregate of 47,821 shares of common stock was effected at a combined offering price of $45.00 per unit for total gross proceeds to the Company of $2.2 million. All warrants sold in this offering have a per share exercise price of $45.00, are exercisable immediately and expire five years from the date of issuance. The estimated grant date fair value of this warrant of approximately $1.5 million was recorded as an offset to additional paid-in capital upon the closing of this offering (see Note 5). Subsequent to the closing of this offering, no additional cash proceeds had been received from the exercise of warrants sold in this offering. As such, the total increase in capital as a result of the sale of the common stock and warrants has been approximately $2.0 million after deducting $0.2 million of associated costs incurred, which were offset against these proceeds under applicable accounting guidance.

On January 30, 2018, the Company received net cash proceeds of approximately $13.3 million as a result of the closing of a follow-on public offering of 1,095,153 shares of its common stock and warrants to purchase up to an aggregate of 1,095,153 shares of its common stock at a combined offering price of $13.50 per unit. All warrants sold in this offering have an exercise price of $15.00 per share, subject to down round adjustment, are exercisable immediately and expire five years from the date of issuance. Subsequent to the closing of this offering, no additional cash proceeds have been received from the exercise of warrants sold in this offering (see Note 18).